SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Prepaid consulting fees, related party			$ 2,867,123
Inventory-related deposits	$ 334,373	288,649	384,477
Accounts receivable, related parties		167,578
Prepaid insurance and other operational expenses	46,560	105,652	201,275
Deposits for sales events		120,614	222,540
Right to recover asset	21,079	20,975	15,632
Subtotal	402,012	703,468	3,691,047
Less: allowance for losses	(175,641)	(175,641)	(179,765)
Other current assets	$ 226,371	527,827	3,511,282
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, related parties		$ 167,578